EXHIBIT 99.1 FORM ABS15G-CIBC Inc.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand(1)			Assets that Were Repurchased or Replaced(1)			Assets Pending Repurchase or Replacement (within cure period)(1)			Demand in Dispute(1)			Demand Withdrawal(1)			Demand Rejected(1)
(a)	(b)	(c)	(#) (d)	($) (e)	(% of principal balance) (f)	(#) (g)	($) (h)	(% of principal balance) (i)	(#) (j)	($) (k)	(% of principal balance) (l)	(#) (m)	($) (n)	(% of principal balance) (o)	(#) (p)	($) (q)	(% of principal balance) (r)	(#) (s)	($) (t)	(% of principal balance) (u)	(#) (v)	($) (w)	(% of principal balance) (x)
Asset Class-Commercial Mortgages

J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2002-C3 (CIK # 0001209655)	X	CIBC Inc.	26	$255,720,442	100%	1	$10,718,582	4.5%	0	0.00	0.00	0	0.00	0.00	1	$10,718,582	4.5%	0	0.00	0.00	0	0.00	0.00	(2)

Issuing Entity Subtotal			26	$255,720,442	100%	1	$10,718,582	4.5%	0	0.00	0.00	0	0.00	0.00	1	$10,718,582	4.5%	0	0.00	0.00	0	0.00	0.00

J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2005-CIBC12 (CIK # 0001332776)	X	CIBC Inc.	84	$904,788,208	100%	1	$3,757,497	0.6%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	$3,757,497	0.6%	0	0.00	0.00

Issuing Entity Subtotal			84	$904,788,208	100%	1	$3,757,497	0.6%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	$3,757,497	0.6%	0	0.00	0.00

J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2007-CIBC19 (CIK # 0001399797)	X	CIBC Inc.	116	$1,464,514,801	100%	1	$9,500,000	0.7%	0	0.00	0.00	0	0.00	0.00	1	$9,500,000	0.7%	0	0.00	0.00	0	0.00	0.00

Issuing Entity Subtotal			116	$1,464,514,801	100%	1	$9,500,000	0.7%	0	0.00	0.00	0	0.00	0.00	1	$9,500,000	0.7%	0	0.00	0.00	0	0.00	0.00

[1]

The repurchase activity reported herein is described in terms of a particular loan’s status as of the end of the reporting period (for columns g-x). The principal balances presented and used for calculations of percentages presented are principal balances as reported on trustee’s reports and servicer’s reports. The principal balances on those reports may reflect reductions based on the principal portion of any servicer advances that may have been made with respect to the related loan(s).

[2]

The asset subject to the repurchase request was liquidated during the reporting period. For each asset that was paid off or liquidated during the reporting period, the outstanding principal balance is calculated as of the time of payoff or liquidation, and the percentage of principal balance is calculated by dividing the outstanding principal balance by the total CIBC Inc. pool balance as of the immediately preceding trustee’s report.